Earnings Per Share - Additional Information (Detail) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity [Abstract]
Diluted earnings per share, share options	36	23	27
Profit for the year	£ 2,159	£ 2,032	£ 1,908
Profit (loss), attributable to non-controlling interests	£ 3	£ 4	£ 1